Financial risk management objectives and policies	12 Months Ended
Mar. 31, 2024
Financial Risk Management [Abstract]
Financial risk management objectives and policies	Financial risk management objectives and policies
The Company’s primary risk management objective is to protect the Company’s assets and cash flow, in order to increase the Company’s enterprise value.
The Company is exposed to capital management risk, liquidity risk, credit risk, market risk, foreign exchange risk, and interest rate risk. The Company’s senior management and Board of Directors oversee the management of these risks. The Board of Directors reviews and agrees policies for managing each of these risks which are summarized below.
Capital management
The Company manages its capital and capital structure with the objectives of safeguarding sufficient working capital over the annual operating cycle and providing sufficient financial resources to grow operations to meet long-term consumer demand. The Board of Directors of the Company monitors the Company’s capital management on a regular basis. The Company will continually assess the adequacy of the Company’s capital structure and capacity and make adjustments within the context of the Company’s strategy, economic conditions, and risk characteristics of the business.
Liquidity risk
Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to satisfy the requirements for business operations, capital expenditures, debt service and general corporate purposes, under normal and stressed conditions. The primary source of liquidity is funds generated by operating activities; the Company also relies on the Revolving Facility, the Mainland China Facilities, and Japan Facility as sources of funds for short term working capital needs. The Company continuously reviews both actual and forecasted cash flows to ensure that the Company has appropriate capital capacity.
The following table summarizes the amount of contractual undiscounted future cash flow requirements as at March 31, 2024:

	2025	2026	2027	2028	2029	Thereafter	Total
	$	$	$	$	$	$	$
Accounts payable and accrued liabilities	177.7	—	—	—	—	—	177.7
Japan Facility	5.4	—	—	—	—	—	5.4
Term Loan	4.0	4.1	4.1	380.9	—	—	393.1
Interest commitments relating to borrowings[1]	35.2	35.2	35.2	17.5	—	—	123.1
Lease obligations	92.0	75.8	66.3	42.1	32.5	81.6	390.3
Pension obligation	—	—	—	—	—	1.8	1.8
Total contractual obligations	314.3	115.1	105.6	440.5	32.5	83.4	1,091.4
[1]    Interest commitments are calculated based on the loan balance and the interest rate payable on the Japan Facility and the Term Loan of 0.45% and 8.94% respectively, as at March 31, 2024.
As at March 31, 2024, we had additional liabilities which included provisions for warranty, sales returns, asset retirement obligations, deferred income tax liabilities, the Earn-Out to the PCML Vendors, the put option liability and the contingent consideration on the Japan Joint Venture.
These liabilities have not been included in the table above as the timing and amount of future payments are uncertain.
Letter of guarantee facility
On April 14, 2020, Canada Goose Inc. entered into a letter of guarantee facility in the amount of $10.0m. Within the facility, letters of guarantee are available for terms of up to 12 months from the date of issuance and will be charged a fee equal to 1.0% per annum calculated against the face amount and over the term of the guarantee. Amounts issued on the facility will be used to finance working capital requirements through letters of guarantee, standby letters of credit, performance bonds, counter guarantees, counter standby letters of credit, or similar credits. The Company immediately reimburses the issuing bank for amounts drawn on issued letters of guarantees. At March 31, 2024, the Company had $7.4m outstanding.
In addition, a subsidiary of the Company in Mainland China entered into letters of guarantee and as at March 31, 2024 the amount outstanding was $9.1m. Amounts will be used to support retail operations of such subsidiaries through letters of guarantee, standby letters of credit, performance bonds, counter guarantees, counter standby letters of credit, or similar credits.
Credit risk
Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss.
Credit risk arises from the possibility that certain parties will be unable to discharge their obligations. The Company manages its credit risk through a combination of third party credit insurance and internal house risk. Credit insurance is provided by a third party for customers and is subject to continuous monitoring of the credit worthiness of the Company's customers. Insurance covers a specific amount of revenue, which may be less than the Company's total revenue with a specific customer. The Company has an agreement with a third party who has insured the risk of loss for up to 90% of trade accounts receivable from certain designated customers subject to a total deductible of $0.1m, to a maximum of $30.0m per year. As at March 31, 2024, trade accounts receivable totaling approximately $14.8m (April 2, 2023 - $10.3m) were insured subject to the policy cap. Complementary to the third party insurance, the Company establishes payment terms with customers to mitigate credit risk and continues to closely monitor its trade accounts receivable credit risk exposure.
Within CG Japan, the Company has an agreement with a third party who has insured the risk of trade accounts receivable for certain designated customers for a maximum of JPY540.0m per annum subject to a deductible of 10% and applicable only to accounts with receivables over JPY100k. As at March 31, 2024, trade accounts receivable totalling approximately $0.3m (JPY32.5m) were insured subject to the policy cap (April 2, 2023 - $0.7m (JPY72.8m)).
Customer deposits are received in advance from certain customers for seasonal orders to further mitigate credit risk, and applied to reduce accounts receivable when goods are shipped. As at March 31, 2024, customer deposits of $22.9m (April 2, 2023 - $0.2m) were included in accounts payable and accrued liabilities.
The aging of trade receivables was as follows:

			Past due
	Total	Current	< 30 days	31-60 days	> 61 days
	$	$	$	$	$
Trade accounts receivable	57.1	33.5	10.0	5.1	8.5
Credit card receivables	3.7	3.7	—	—	—
Other receivables	12.3	11.8	0.3	—	0.2
March 31, 2024	73.1	49.0	10.3	5.1	8.7

Trade accounts receivable	30.4	22.2	4.4	1.1	2.7
Credit card receivables	2.5	2.5	—	—	—
Other receivables	19.5	18.9	0.5	—	0.1
April 2, 2023	52.4	43.6	4.9	1.1	2.8
Trade accounts receivable factoring program
A subsidiary of the Company in Europe has an agreement to factor, on a limited recourse basis, certain of its trade accounts receivable up to a limit of EUR20.0m in exchange for advanced funding equal to 100% of the principal value of the invoice. Accepted currencies include euros, British pounds sterling, and Swiss francs. The Company is charged a fee of the applicable sterling overnight index average reference rate plus 1.15% per annum, based on the number of days between the purchase date and the invoice due date, which is lower than the Company’s average borrowing rate under its Revolving Facility. The program is utilized to provide sufficient liquidity to support its international operating cash needs. Upon transfer of the receivables, the Company receives cash proceeds and continues to service the receivables on behalf of the third-party financial institution. The program meets the derecognition requirements in accordance with IFRS 9, Financial Instruments as the Company transfers substantially all the risks and rewards of ownership upon the sale of a receivable. These proceeds are classified as cash flows from operating activities in the statement of cash flows.
For the year ended March 31, 2024, the Company received total cash proceeds from the sale of trade accounts receivable with carrying values of $46.3m which were derecognized from the Company's statement of financial position (April 2, 2023 - $45.7m). Fees of $0.4m were incurred during the year ended March 31, 2024 (April 2, 2023 - $0.3m) and included in net interest, finance and other costs in the statements of income. As at March 31, 2024, the outstanding amount of trade accounts receivable derecognized from the Company’s statement of financial position, but which the Company continued to service was $0.6m (April 2, 2023 - $1.1m). Subsequent to the year ended March 31, 2024, the Company has terminated its factoring program.
Market risk
Market risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market prices. Market prices comprise foreign exchange risk and interest rate risk.
Foreign exchange risk
Foreign exchange risk in operating cash flows
The Company’s consolidated financial statements are expressed in Canadian dollars, but a substantial portion of the Company’s revenues, purchases, and expenses are denominated in other currencies, primarily U.S. dollars, euros, British pounds sterling, Swiss francs, Chinese yuan, Hong Kong dollars and Japanese yen. The Company has entered into forward foreign exchange contracts to reduce the foreign exchange risk associated with revenues, purchases, and expenses denominated in these currencies. Certain forward foreign exchange contracts were designated at inception and accounted for as cash flow hedges.
Revenues and expenses of all foreign operations are translated into Canadian dollars at the foreign currency exchange rates that approximate the rates in effect at the dates when such items are recognized. As a result, we are exposed to foreign currency translation gains and losses. Appreciating foreign currencies relative to the Canadian dollar, to the extent they are not hedged, will positively impact operating income and net income by increasing our revenue, while depreciating foreign currencies relative to the Canadian dollar will have the opposite impact.
The Company recognized the following unrealized gains and losses in the fair value of derivatives designated as cash flow hedges in other comprehensive income:

Year ended
	March 31, 2024		April 2, 2023		April 3, 2022
	Net gain	Tax recovery	Net loss	Tax recovery	Net loss	Tax expense
	$	$	$	$	$	$
Forward foreign exchange contracts designated as cash flow hedges	1.3	0.1	(3.7)	0.9	(4.5)	(0.1)
The Company reclassified the following losses and gains from other comprehensive income on derivatives designated as cash flow hedges to locations in the consolidated financial statements described below:

	Year ended
	March 31, 2024	April 2, 2023	April 3, 2022
Loss (gain) from other comprehensive income	$	$	$
Forward foreign exchange contracts designated as cash flow hedges
Revenue	1.8	5.5	3.9
SG&A expenses	(0.4)	0.1	(0.4)
Inventory	0.5	0.8	(0.9)
During the year ended March 31, 2024, an unrealized gain of $1.7m (April 2, 2023 - unrealized gain of $4.5m, April 3, 2022 - unrealized gain of $4.7m) on forward exchange contracts that were not treated as hedges was recognized in SG&A expenses in the statements of income.
Foreign currency forward exchange contracts outstanding as at March 31, 2024 related to operating cash flows were:

(in millions)	Aggregate Amounts		Currency
Forward contract to purchase Canadian dollars	USD	62.1	U.S. dollars
		€89.3	euros
		¥2,085.8	Japanese yen
Forward contract to sell Canadian dollars	USD	22.4	U.S. dollars
		€40.1	euros

Forward contract to purchase euros	CNY	525.4	Chinese yuan
		£25.5	British pounds sterling
	HKD	32.9	Hong Kong dollars
	CHF	0.1	Swiss francs

Forward contract to sell euros	CHF	3.3	Swiss francs
		£1.5	British pounds sterling
	CNY	9.2	Chinese yuan
	HKD	7.0	Hong Kong dollars
Foreign exchange risk on borrowings
The Company enters into derivative transactions to hedge a portion of its exposure to interest rate risk and foreign currency exchange risk related to principal and interest payments on the Term Loan denominated in U.S. dollars (see “Note 17. Borrowings”). The Company also entered into a five-year forward exchange contract by selling $368.5m and receiving USD270.0m as measured on the trade date, to fix the foreign exchange risk on a portion of the term loan borrowings.
The Company recognized the following unrealized losses and gains in the fair value of derivatives designed as hedging instruments in other comprehensive income:

Year ended
	March 31, 2024		April 2, 2023		April 3, 2022
	Net loss	Tax recovery	Net gain	Tax expense	Net gain	Tax expense
	$	$	$	$	$	$
Swaps designated as cash flow hedges	(1.8)	0.3	4.1	(0.8)	13.2	(4.5)
The Company reclassified the following gains and losses from other comprehensive income on derivatives designated as hedging instruments to net interest, finance and other costs:

	Year ended
	March 31, 2024	April 2, 2023	April 3, 2022
(Gain) loss from other comprehensive income	$	$	$
Swaps designated as cash flow hedges	(2.0)	0.5	0.9
During the year ended March 31, 2024, an unrealized loss of $1.3m (April 2, 2023 - unrealized gain of $17.5m, April 3, 2022 - unrealized loss of $4.6m) in the fair value of the long-dated forward exchange contract related to a portion of the Term Loan balance has been recognized in net interest, finance and other costs in the consolidated statements of income.
Interest rate risk
The Company is exposed to interest rate risk related to the effect of interest rate changes on the borrowings outstanding under the Japan Facility, and the Term Loan, which currently bear interest rates at 0.45%, and 8.94%, respectively.
Interest rate risk on the Term Loan is partially mitigated by interest rate swap hedges. The Company entered into five-year interest rate swaps agreements terminating December 31, 2025 to pay fixing interest rate and receiving floating interest rates on notional debt of USD270.0m. Effective June 30, 2023, the floating interest benchmark reference rate contained within the swap agreements were amended from LIBOR to SOFR and the average fixed rates were reduced from 1.97% to 1.76%. These swap agreements fix the interest rate on the USD300.0m Term Loan. Following the amendment, the interest rate swaps continue to be designated and accounted for as cash flow hedges.
Based on the closing balance of outstanding borrowings, a 1.00% increase in the closing interest rate during the year ended March 31, 2024 would have increased interest expense on the Japan Facility and the Term Loan before hedging by $0.1m and $3.9m, respectively (April 2, 2023 - $0.3m, and $3.9m, respectively).
Until the third quarter ended December 31, 2023, the Company calculated interest rate sensitivity on debt facilities using the average balance of the facility and average interest rate in the reporting period. Following the third quarter, and applicable for the fourth quarter and fiscal year ended March 31, 2024, the Company calculated interest rate sensitivity on debt facilities using the closing balance of the facility and the closing interest rate. The Company believes this change provides more relevant information on interest rate sensitivity. The Company has recognized this change as a change in estimates and had adjusted the disclosure prospectively.